Non-Controlling Interests - Narrative (Details) - MW	9 Months Ended	12 Months Ended
	Oct. 04, 2023	Dec. 31, 2024	Dec. 31, 2023
Kent Hills Wind L.P.
Disclosure of subsidiaries [line items]
Capacity of facility (in megawatts)		167
Kent Hills wind farm
Disclosure of subsidiaries [line items]
Ownership interests	17.00%	17.00%	17.00%
TransAlta Cogeneration, L.P. | Coal facility
Disclosure of subsidiaries [line items]
Ownership interests		50.00%
TransAlta Renewables Inc. | Kent Hills wind farm
Disclosure of subsidiaries [line items]
Ownership interests	17.00%